As filed with the Securities and Exchange Commission on May 20, 1999

                    Registration No. 33-76334
                    Registration No. 811-5343

                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                               FORM N-4

           Registration Statement Under the Securities Act of 1933
                       Pre-Effective Amendment No.
                     Post-Effective Amendment No. 18

          For Registration Under the Investment Company Act of 1940
                           Amendment No. 45

                     GE Life & Annuity Separate Account 4
                       (Exact Name of Registrant)

                  GE Life and Annuity Assurance Company
                           (Name of Depositor)
                          6610 W. Broad Street
                        Richmond, Virginia 23230
            (Address of Depositor's Principal Executive Office)
               Depositor's Telephone Number: (804) 281-6000

                           Patricia L. Dysart
           Associate General Counsel and Assistant Vice President
                   GE Life and Annuity Assurance Company
                          6610 W. Broad Street
                        Richmond, Virginia 23230
                  (Name and address of Agent for Service)

                               Copy to:
                        Stephen E. Roth, Esquire
                    Sutherland Asbill & Brennan LLP
                     1275 Pennsylvania Avenue, N.W.
                       Washington, DC 20004-2415

It is proposed that this filing will become effective:
X immediately upon filing pursuant to paragraph (b) of Rule 485
_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
_ 60 days after filing pursuant to paragraph (a) of Rule 485
_ on ___________ pursuant to paragraph (a) of Rule 485

Title of Securities Being
   Registered:               Interests in a Separate Account under Individual
                             Flexible Premium Variable Deferred Annuity Policies

The sole purpose of this filing is to include additional information to the Condensed Financial Information section filed with Post Effective Amendment No.
17. All other information, including exhibits of Post-Effective Amendment No. 17, is incorporated herein by reference.

The following tables are to be included with the existing Condensed Financial Information and to be placed immediately after the existing information. Prior to this time, the portfolios of the Funds were not categorized as shown above.





                                        Accumulation      Accumulation     No. of        Accumulation    Accumulation    No. of
                                        Unit Values      Unit Values      Units          Unit Values     Unit Values     Units
                                          as of             as of          As of            as of           as of        As of
                FUNDS                   1/01/96          12/31/96        12/31/96          1/03/95         12/31/95      12/31/95
                                        -------         --------         --------          -------         --------      --------
VARIABLE INSURANCE PRODUCTS FUND
Equity-Income                             25.62           28.87         7,041,867           19.56           25.62       3,119,975
Growth                                    27.93           31.58         3,026,574           21.27           27.93       1,525,015
Overseas                                  16.82           18.78         1,557,443           15.82           16.82         829,371

VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager                             17.87           20.20         2,248,519           15.70           17.87       1,469,667
Contrafund@                               13.88           16.60         5,493,999               -           13.88       2,007,948

VARIABLE INSURANCE PRODUCTS FUND III
Growth and Income +                           -               -                 -               -               -               -
Growth Opportunities +                        -               -                 -               -               -               -

GE INVESTMENTS FUNDS, INC.
Money Market                              13.35           13.88         3,893,379           13.01           13.35       1,508,360
Government Securities                     16.60           16.59           276,196           14.61           16.60         153,756
S&P 500 Index                             24.52           30.11         1,262,502           18.58           24.52         400,009
Total Return                              22.27           24.29           659,251           17.94           22.27         252,584
International Equity@                     10.61           11.51           332,403               -           10.61          47,044
Real Estate Securities@                   11.59           15.57           428,969               -           11.59          34,477
Global Income+                                -               -                 -               -               -               -
Value Equity+                                 -               -                 -               -               -               -
Income                                        -               -                 -               -               -               -
U.S. Equity                                   -               -                 -               -               -               -

OPPENHEIMER VARIABLE ACCOUNT FUNDS
High Income                               24.31           27.63         1,715,755           20.83           24.31         561,144
Bond                                      18.35           18.96           707,097           16.17           18.35         275,480
Aggressive Growth                         27.31           32.37         2,121,294           21.25           27.31         582,579
Growth                                    23.81           29.40         1,091,602           17.97           23.81         423,764
Multiple Strategies                       19.60           22.32           748,002           17.66           19.60         256,681

JANUS ASPEN SERIES
Growth                                    13.41           15.66         4,882,922           10.48           13.41       1,875,640
Aggressive Growth                         16.95           18.04         2,662,051           13.53           16.95       1,251,004
Worldwide Growth                          14.91           11.67           682,605           11.91           14.91       1,227,070
International Growth+                         -           18.97         5,146,187               -               -               -
Balanced@                                 10.62           12.17           992,496               -           10.62          73,538
Flexible Income@                          10.48           11.29           325,169               -           10.48          36,272
Capital Appreciation+                         -               -                 -               -               -               -

FEDERATED INSURANCE SERIES
Federated Utility II@                     12.20           13.41         1,130,433               -           12.20         463,476
Federated High Income Bond II@            11.86           13.37           809,989               -           11.86         123,152
Federated American Leaders II                 -           11.05           265,832               -               -               -

THE ALGER AMERICAN FUND
AA Growth@                                 9.63           10.76         2,962,177               -            9.63         312,011
AA Small Capitalization@                   9.38            9.63         3,568,152               -            9.38         401,258

PBHG INSURANCE SERIES FUND, INC.
Growth II+                                    -               -                 -               -               -               -
Large Cap Growth+                             -               -                 -               -               -               -

GOLDMAN SACHS VARIABLE INSURANCE
Trust FUND
Growth and Income                             -               -                 -               -               -               -
Mid Cap Equity                                -               -                 -               -               -               -

                                        Accumulation    Accumulation    No. of
                                        Unit Values     Unit Values     Units
                                          as of           as of         As of
                FUNDS                   7/21/94         12/31/94        12/31/94
                                        ------------    ------------    --------
VARIABLE INSURANCE PRODUCTS FUND
Equity-Income                           18.71           19.23           276,392
Growth                                  19.45           20.92           141,845
Overseas                                16.18           15.55           197,672

VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager                           15.80           15.50           450,885
Contrafund@                                 -               -                 -

VARIABLE INSURANCE PRODUCTS FUND III
Growth and Income +                         -               -                 -
Growth Opportunities +                      -               -                 -

GE INVESTMENTS FUNDS, INC.
Money Market                            12.61           12.79            75,600
Government Securities                   14.47           14.38               889
S&P 500 Index                           17.96           18.27            10,408
Total Return                            17.15           17.65            12,498
International Equity@                       -               -                 -
Real Estate Securities@                     -               -                 -
Global Income+                              -               -                 -
Value Equity+                               -               -                 -
INCOME                                      -               -                 -
U.S. EQUITY                                 -               -                 -

OPPENHEIMER VARIABLE ACCOUNT FUNDS
High Income                             20.99           20.49            77,818
Bond                                    16.08           15.90            11,655
Aggressive Growth                       19.39           20.90            68,052
Growth                                  16.88           17.67            12,276
Multiple Strategies                     16.27           16.38            26,302

JANUS ASPEN SERIES
Growth                                  10.30           10.44           159,068
Aggressive Growth                       11.51           13.48           169,799
Worldwide Growth                        11.63           11.87           117,700
International Growth+
Balanced@                                   -               -                 -
Flexible Income@                            -               -                 -
Capital Appreciation+                       -               -                 -

FEDERATED INSURANCE SERIES
Federated Utility II@                       -               -                 -
Federated High Income Bond II@              -               -                 -
Federated American Leaders II               -               -                 -

THE ALGER AMERICAN FUND
AA Growth@                                  -               -                 -
AA Small Capitalization@                    -               -                 -

PBHG INSURANCE SERIES FUND, INC.
Growth II+                                  -               -                 -
Large Cap Growth+                           -               -                 -

GOLDMAN SACHS VARIABLE INSURANCE
TRUST FUND
Growth and Income                           -               -                 -
Mid Cap Equity                              -               -                 -


+ Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

@ Accumulation Unit Values as of 1/31/95 are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

                                SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 19th Day of May, 1999.


                  GE Life & Annuity Separate Account 4
                  --------------------------------------
                      (Registrant)


  By: /s/ Selwyn L. Flournoy, Jr.
     ----------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     GE Life and Annuity Assurance Company of Virginia


                  GE Life and Annuity Assurance Company of Virginia
                  ------------------------------------------------
                      (Depositor)


  By: /s/ Selwyn L. Flournoy, Jr.
     ----------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President

As required by the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                          Title                                                Date
---------                          -----                                                ----
RONALD V. DOLAN
---------------                    Director, Chairman of the Board                     5/19/99
Ronald V. Dolan



PAMELA S. SCHUTZ
----------------                   Director, Chief Operating Officer                   5/19/99
Pamela S. Schutz


SELWYN L. FLOURNOY, JR.
-----------------------            Director, Senior Vice President                     5/19/99
Selwyn L. Flournoy, Jr.



ROBERT D. CHINN
---------------                    Director, Senior Vice President                     5/19/99
Robert D. Chinn



RICHARD P. MCKENNY                                                                     5/19/99
------------------                Senior Vice President, Chief Financial Officer
Richard P. McKenny



KELLY GROH                                                                             5/19/99
----------                        Vice President and Controller
Kelly Groh



VICTOR C. MOSES                                                                        5/19/99
----------------                  Director
Victor C. Moses



GEOFFREY S. STIFF                                                                      5/19/99
----------------                  Director
Geoffrey S. Stiff



By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on
   ---------------------------   April 15, 1999.
